Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2070 Fund
December 31, 2024
Z70-NPRT3-0325
1.9912164.100
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	75	693
Fidelity Series Emerging Markets Debt Fund (a)	0	1
Fidelity Series Government Bond Index Fund (a)	122	1,101
Fidelity Series International Developed Markets Bond Index Fund (a)	4,485	38,927
Fidelity Series Investment Grade Bond Fund (a)	107	1,056
Fidelity Series Investment Grade Securitized Fund (a)	76	669
Fidelity Series Long-Term Treasury Bond Index Fund (a)	47,995	254,852
TOTAL BOND FUNDS (Cost $312,160)		297,299

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	23,202	460,335
Fidelity Series Large Cap Growth Index Fund (a)	11,733	298,006
Fidelity Series Large Cap Stock Fund (a)	11,840	271,727
Fidelity Series Large Cap Value Index Fund (a)	34,784	567,328
Fidelity Series Small Cap Core Fund (a)	12,193	148,873
Fidelity Series Small Cap Opportunities Fund (a)	4,357	63,742
Fidelity Series Value Discovery Fund (a)	12,895	199,873
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,989,789)		2,009,884

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,423	116,395
Fidelity Series Emerging Markets Fund (a)	11,851	102,870
Fidelity Series Emerging Markets Opportunities Fund (a)	22,508	412,345
Fidelity Series International Growth Fund (a)	15,115	263,454
Fidelity Series International Index Fund (a)	8,524	101,009
Fidelity Series International Small Cap Fund (a)	3,517	56,981
Fidelity Series International Value Fund (a)	22,240	265,100
Fidelity Series Overseas Fund (a)	19,622	263,714
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,672,427)		1,581,868

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,974,376)	3,889,051
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	3,889,050

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	25,244	25,338	84	94	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	19,750	19,627	118	(123)	-	-	-
Fidelity Series Blue Chip Growth Fund	-	490,839	50,055	18,866	(1,059)	20,610	460,335	23,202
Fidelity Series Canada Fund	-	126,983	8,095	3,096	(62)	(2,431)	116,395	7,423
Fidelity Series Commodity Strategy Fund	-	13,373	12,903	361	(470)	-	-	-
Fidelity Series Corporate Bond Fund	-	1,103	402	3	2	(10)	693	75
Fidelity Series Emerging Markets Debt Fund	-	4,988	5,030	53	43	-	1	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	1,364	1,355	-	(9)	-	-	-
Fidelity Series Emerging Markets Fund	-	117,708	7,821	2,561	(377)	(6,640)	102,870	11,851
Fidelity Series Emerging Markets Opportunities Fund	-	463,734	32,273	7,597	(1,602)	(17,514)	412,345	22,508
Fidelity Series Floating Rate High Income Fund	-	3,563	3,590	68	27	-	-	-
Fidelity Series Government Bond Index Fund	-	1,920	806	4	-	(13)	1,101	122
Fidelity Series Government Money Market Fund	-	1,080	1,080	3	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	41,416	1,598	604	(18)	(873)	38,927	4,485
Fidelity Series International Growth Fund	-	300,356	20,357	9,704	(393)	(16,152)	263,454	15,115
Fidelity Series International Index Fund	-	114,380	6,661	2,653	(299)	(6,411)	101,009	8,524
Fidelity Series International Small Cap Fund	-	66,508	4,368	4,811	(118)	(5,041)	56,981	3,517
Fidelity Series International Value Fund	-	303,160	16,925	10,710	(658)	(20,477)	265,100	22,240
Fidelity Series Investment Grade Bond Fund	-	1,839	769	5	1	(15)	1,056	107
Fidelity Series Investment Grade Securitized Fund	-	1,066	388	4	1	(10)	669	76
Fidelity Series Large Cap Growth Index Fund	-	309,896	31,856	1,133	(521)	20,487	298,006	11,733
Fidelity Series Large Cap Stock Fund	-	298,099	26,518	9,781	(476)	622	271,727	11,840
Fidelity Series Large Cap Value Index Fund	-	631,402	52,547	15,082	(451)	(11,076)	567,328	34,784
Fidelity Series Long-Term Treasury Bond Index Fund	-	302,541	32,056	2,034	(1,692)	(13,941)	254,852	47,995
Fidelity Series Overseas Fund	-	297,137	16,826	5,229	(704)	(15,893)	263,714	19,622
Fidelity Series Real Estate Income Fund	-	3,484	3,531	24	47	-	-	-
Fidelity Series Small Cap Core Fund	-	162,202	13,034	1,364	(156)	(139)	148,873	12,193
Fidelity Series Small Cap Opportunities Fund	-	76,772	10,122	3,137	(419)	(2,489)	63,742	4,357
Fidelity Series Treasury Bill Index Fund	-	2,196	2,196	8	-	-	-	-
Fidelity Series Value Discovery Fund	-	225,900	17,833	7,119	(276)	(7,918)	199,873	12,895
	-	4,410,003	425,960	106,216	(9,668)	(85,324)	3,889,051	274,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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